UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holding entries.

Institutional Investment Manager Filing this Report:
----------------------------------------------------

Name:    Attractor Investment Management Inc.
Address: 1440 Chapin Avenue, Suite 201
         Burlingame, CA 94010

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:    Harvey Allison
Title:   President
Phone:   (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison            Burlingame, California           February 14, 2007
------------------            ----------------------           -----------------

Report Type (Check only one):

|X| 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       16

Form 13F Information Table Value Total:                                  $282766
                                                                     (thousands)

List of Other Included Managers:                                            None


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

                           Form 13F INFORMATION TABLE

Column 1                  Column 2  Column 3   Column 4               Column 5           Column 6    Column 7         Column 8

                          Title of              Value    Shrs Or        Sh/       Put/  Investment    Other       Voting Authority
Name of Issuer             Class     Cusip     x($1000)  Prn Amt        Prn       Call  Discretion   Managers   Sole   Shared   None
AKAMAI TECHNOLOGIES INC     COM     00971T101     4656    134560        SH                SOLE         N/A     134560
APPLE INC                   COM     037833100    13317     67230        SH                SOLE         N/A      67230
CISCO SYS INC               COM     17275R102     9096    336030        SH                SOLE         N/A     336030
CONCUR TECHNOLOGIES INC     COM     206708109    12866    355316        SH                SOLE         N/A     355316
CYBERSOURCE CORP            COM     23251J106    11586    652010        SH                SOLE         N/A     652010
DAYSTAR TECHNOLOGIES INC    COM     23962Q100     2797    447470        SH                SOLE         N/A     447470
FIRST SOLAR INC             COM     336433107    45552    170518        SH                SOLE         N/A     170518
GOOGLE INC                  CL A    38259P508    30958     44770        SH                SOLE         N/A      44770
IKANOS COMMUNICATIONS       COM     45173E105     1497    278191        SH                SOLE         N/A     278191
LIMELIGHT NETWORKS INC      COM     53261M104     5952    863852        SH                SOLE         N/A     863852
NEUTRAL TANDEM INC          COM     64128B108     8671    455870        SH                SOLE         N/A     455870
OMNITURE INC                COM     68212S109    28920    868739        SH                SOLE         N/A     868739
RIVERBED TECHNOLOGY INC     COM     768573107    11407    426584        SH                SOLE         N/A     426584
SALESFORCE COM INC          COM     79466L302    74600   1189984        SH                SOLE         N/A    1189984
SUNPOWER CORP               COM     867652109    14507    111260        SH                SOLE         N/A     111260
YAHOO INC                   COM     984332106     6384    274470        SH                SOLE         N/A     274470


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